Short term investments	12 Months Ended
Dec. 31, 2017
Short term investments
Short term investments

7. Short term investments

Investments are comprised of:

	December 31,
	2017	2016

Other short-term investments	57.4	193.8
Investment funds	978.7	137.4

	1.036.1	331.2

Investment funds is comprised of Brazilian government bonds and bank notes, denominated in Reais, with financial institutions (deposit certificates) and debentures issued by B and BB+ risk rated companies bearing an accumulated average interest rate of 103.5% of CDI - Interbank Deposit Certificate rate. Brazilian government bonds are comprised of National Treasury Bills (“LTN”), National Financial Bills (“LFT”) and National Treasury Notes (“NTN”).

Short-term investments are classified as financial assets at fair value through profit or loss.